Provision for credit losses	6 Months Ended
Jun. 30, 2011
Provision for credit losses
Provision for credit losses
Note 10 Provision for credit losses
	in			% change		in		% change

	2Q11	1Q11	2Q10	QoQ	YoY	6M11	6M10	YoY

Provision for credit losses (CHF million)

Provision for loan losses	3	12	7	(75)	(57)	15	(17)	–

Provision for lending-related and other exposures	10	(19)	13	–	(23)	(9)	(13)	(31)

Provision for credit losses	13	(7)	20	–	(35)	6	(30)	–